Recently issued accounting pronouncements	12 Months Ended
Dec. 31, 2023
Accounting Standards Update and Change in Accounting Principle [Abstract]
Recently issued accounting pronouncements	Recently issued accounting pronouncements
(a)Recently adopted accounting pronouncements
The FASB issued Accounting Standards Update (“ASU”) 2022-04, Liabilities — Supplier Finance Programs (Subtopic 405-50): Disclosure of Supplier Finance Program Obligations, which require that a buyer in a supplier finance program disclose sufficient information about the program to allow a user of financial statements to understand the program’s nature, activity during the period, changes from period to period, and potential magnitude. See note 24(c) for details.
(b)Recently issued accounting guidance not yet adopted
The FASB issued ASU 2023-02, Accounting for Investments in Tax Credit Structures Using the Proportional Amortization Method — A Consensus of the Emerging Issues Task Force, which permits a reporting entity, if certain conditions are met, to elect to account for its tax equity investments by using the proportional amortization method regardless of the program from which it receives income tax credits. The amendments in this update are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently assessing the applicability and potential impact of the new guidance.
The FASB issued ASU 2023-05, Joint Venture Formations: Recognition and Initial Measurement, which requires a joint venture to recognize and initially measure its assets and liabilities at fair value as at the joint venture formation date. The amendments in this update are effective prospectively for all joint venture formations with a formation date on or after January 1, 2025. Additionally, a joint venture formed before January 1, 2025 may elect to apply the amendments retrospectively if it has sufficient information. Early adoption is permitted. The Company is currently assessing the applicability and potential impact of the new guidance.
The FASB issued ASU 2023-07, Segment Reporting: Improvement to Reportable Segments Disclosures, which requires enhanced disclosures about significant segment expenses. The amendments in this update are effective for annual periods beginning on December 15, 2023 and interim periods within annual periods beginning on December 15, 2024. Early adoption is permitted. The Company is currently assessing the relevant disclosure.
The FASB issued ASU 2023-09, Income Taxes: Improvement to Income Tax Disclosures, which requires a reporting entity to disclose additional income tax information primarily related to the rate reconciliation and income taxes paid information. The amendments in this update are effective prospectively for annual periods beginning on December 15, 2024. Early adoption is permitted. The Company is currently assessing the relevant disclosure.